UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  July 31, 2013

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.9%

Aerospace & Defense-1.1%
48,000	European Aeronautic Defence and Space Co. NV	$2,866,212

Airlines-1.5%
72,398	Japan Airlines Co., Ltd. (a)	3,845,058

Auto Components-0.6%
43,000	Bridgestone Corp.	1,528,342

Beverages-1.8%
145,000	Diageo PLC	4,530,740

Capital Markets-1.8%
152,500	Daiwa Securities Group, Inc.	1,302,114
279,000	Och-Ziff Capital Management Group, LLC-Class A (a)	3,152,700
		4,454,814

Chemicals-3.3%
171,000	Clariant AG (b)	2,673,694
72,281	Croda International PLC	2,758,833
42,500	Koninklijke DSM NV	2,985,305
		8,417,832

Commercial Banks-7.7%
294,090	Aozora Bank, Ltd.	910,114
185,000	Bangkok Bank PCL	1,211,661
62,500	Hana Financial Group, Inc.	2,002,804
470,000	Malayan Banking BHD	1,486,498
200,000	Mitsubishi UFJ Financial Group, Inc.	1,227,658
33,500	PNC Financial Services Group, Inc. (a)	2,547,675
1,783,581	PT Bank Rakyat Indonesia Persero Tbk	1,431,724
217,500	Sberbank of Russia-ADR	2,520,825
120,000	Standard Chartered PLC	2,782,976
14,500	Sumitomo Mitsui Financial Group, Inc.	664,207
60,500	Wells Fargo & Co. (a)	2,631,750
		19,417,892

Commercial Services & Supplies-2.0%
270,000	RR Donnelley & Sons Co. (a)	5,127,300

Communications Equipment-3.3%
117,000	Cisco Systems, Inc. (a)	2,989,350
83,000	QUALCOMM, Inc. (a)	5,357,650
		8,347,000

Computers & Peripherals-2.6%
14,700	Apple, Inc. (a)	6,651,750

Construction & Engineering-1.2%
54,000	Vinci SA	2,915,941

Construction Materials-0.8%
27,500	HeidelbergCement AG	2,112,396

Diversified Consumer Services-1.5%
624,000	Anhanguera Educacional Participacoes SA	3,782,813

Shares	Security Description	Value

Diversified Financial Services-2.0%
125,500	Bank of America Corp. (a)	$1,832,300
61,000	Citigroup, Inc. (a)	3,180,540
		5,012,840

Diversified Telecommunication Services-1.2%
64,000	Verizon Communications, Inc. (a)	3,166,720

Electric Utilities-1.9%
519,500	EDP - Energias do Brasil SA	2,689,327
22,000	ITC Holdings Corp. (a)	2,018,940
		4,708,267

Energy Equipment & Services-1.5%
17,000	National Oilwell Varco, Inc.	1,192,890
190,000	Petroleum Geo-Services ASA	2,558,461
		3,751,351

Food & Staples Retailing-2.5%
21,500	Costco Wholesale Corp. (a)	2,521,735
77,000	Walgreen Co. (a)	3,869,250
		6,390,985

Food Products-2.9%
85,000	Mondelez International, Inc.-Class A (a)	2,657,950
67,500	Nestle SA	4,573,181
		7,231,131

Health Care Equipment & Supplies-1.3%
54,000	Covidien PLC (a)	3,328,020

Health Care Providers & Services-3.5%
85,000	HCA Holdings, Inc. (a)	3,315,000
30,000	McKesson Corp. (a)	3,679,800
25,500	UnitedHealth Group, Inc. (a)	1,857,675
		8,852,475

Hotels, Restaurants & Leisure-1.0%
47,000	Las Vegas Sands Corp. (a)	2,611,790

Household Durables-2.3%
60,000	DR Horton, Inc.	1,206,000
101,000	Electrolux AB-Series B	2,942,537
45,500	Lennar Corp.-Class A	1,541,085
		5,689,622

Household Products-2.7%
63,000	Colgate-Palmolive Co. (a)	3,771,810
29,000	Energizer Holdings, Inc. (a)	2,952,200
		6,724,010

Insurance-2.8%
300,000	BB Seguridade Participacoes SA (b)	2,424,880
58,500	Validus Holdings, Ltd. (a)	2,072,655
9,500	Zurich Insurance Group AG (b)	2,557,080
		7,054,615

Shares	Security Description	Value

IT Services-3.4%
59,000	Accenture PLC-Class A (a)	$4,354,790
21,500	International Business Machines Corp. (a)	4,193,360
		8,548,150

Machinery-2.1%
44,000	GEA Group AG	1,815,475
36,000	Snap-On, Inc. (a)	3,414,600
		5,230,075

Media-3.9%
283,977	British Sky Broadcasting Group PLC	3,576,961
74,000	Comcast Corp.-Class A (a)	3,335,920
43,500	The Walt Disney Co. (a)	2,812,275
		9,725,156

Multi-Utilities-1.2%
110,000	CMS Energy Corp. (a)	3,078,900

Oil, Gas & Consumable Fuels-5.4%
58,000	Enbridge, Inc. (a)	2,578,100
88,000	HollyFrontier Corp. (a)	4,008,400
16,000	Marathon Petroleum Corp.	1,173,280
20,500	Occidental Petroleum Corp.	1,825,525
75,500	The Williams Cos., Inc. (a)	2,579,835
27,000	Total SA	1,440,370
		13,605,510

Pharmaceuticals-6.0%
6,750	Mallinckrodt PLC (b)	309,758
64,000	Novartis AG-ADR (a)	4,583,040
86,001	Pfizer, Inc.	2,513,809
16,000	Roche Holding AG	3,941,866
71,800	Sanofi- ADR (a)	3,696,264
		15,044,737

Real Estate Investment Trusts-5.5%
37,000	American Tower Corp. (a)	2,619,230
132,382	Corrections Corp. of America (a)	4,375,225
100	Nippon Building Fund, Inc.	1,089,776
192	Nippon Prologis REIT, Inc.	1,666,837
219,492	Two Harbors Investment Corp. (a)	2,201,505
195,000	Westfield Group	1,966,594
		13,919,167

Real Estate Management & Development-2.8%
160,000	BR Malls Participacoes SA	1,418,108
93,691	Cheung Kong Holdings, Ltd.	1,315,559
58,000	Mitsui Fudosan Co., Ltd.	1,755,224
309,000	Wharf Holdings, Ltd.	2,659,465
		7,148,356

Road & Rail-3.6%
644,000	All America Latina Logistica SA	2,489,789
31,000	Canadian Pacific Railway, Ltd. (a)	3,809,280
35,000	East Japan Railway Co.	2,820,447
		9,119,516

Shares	Security Description	Value

Semiconductors & Semiconductor Equipment-2.7%
99,000	Avago Technologies, Ltd. (a)	$3,631,320
134,000	Intel Corp. (a)	3,122,200
		6,753,520

Specialty Retail-1.3%
162,000	American Eagle Outfitters, Inc. (a)	3,181,680

Textiles, Apparel & Luxury Goods-1.1%
52,500	Coach, Inc. (a)	2,789,325

Tobacco-1.0%
46,000	British American Tobacco PLC	2,453,412

Trading Companies & Distributors-0.5%
26,500	Wolseley PLC	1,268,251

Transportation Infrastructure-1.4%
998,000	Adani Ports and Special Economic Zone, Ltd.	2,051,640
24,500	Koninklijke Vopak NV	1,410,976
		3,462,616

Water Utilities-1.2%
74,000	American Water Works Co., Inc. (a)	3,158,320

Wireless Telecommunication Services-2.0%
168,000	Vodafone Group PLC-ADR (a)	5,031,600

	Total Common Stocks (Cost $228,813,820)	252,038,207

Equity-Linked Structured Notes-2.1%

Diversified Financial Services-2.1%
79,500	Koninklijke Philips NV-Morgan Stanley BV	2,544,653
197,000	Veolia Environnement SA-Morgan Stanley BV	2,643,066
		5,187,719

	Total Equity-Linked Structured Notes (Cost $4,931,031)	5,187,719

Principal Amount

Convertible Bonds-0.0% *

Consumer Discretionary-0.0% *

$791,393	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (c)	105,803

	Total Convertible Bonds (Cost $283,909)	105,803

	Total Investments (Cost $234,028,760)-102.0%	257,331,729
	Liabilities in Excess of Other Assets-(2.0)%	(5,133,845)

	TOTAL NET ASSETS 100.0%	$252,197,884

Percentages are stated as a percent of net assets.

* Less than 0.05% of Net Assets.

(a) All or a portion of the security is available to serve as collateral on the line of credit.

(b) Non-income producing security.

(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

BHD-Malaysian equivalent to incorporated.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.0%

Aerospace & Defense-1.2%
400	United Technologies Corp. (a)	$42,228

Beverages-2.9%
600	Anheuser-Busch InBev NV-ADR (a)	57,426
600	PepsiCo, Inc. (a)	50,124
		107,550

Biotechnology-1.5%
500	Amgen, Inc. (a)	54,145

Capital Markets-1.1%
3,500	Och-Ziff Capital Management Group, LLC-Class A (a)	39,550

Chemicals-1.9%
330	Air Products & Chemicals, Inc. (a)	35,851
1,100	Potash Corp. of Saskatchewan, Inc. (a)	31,900
		67,751

Commercial Banks-4.1%
1,800	Financial Institutions, Inc.	36,234
1,200	Lakeland Financial Corp.	37,860
1,900	National Bank Holdings Corp.-Class A	38,000
500	PNC Financial Services Group, Inc.	38,025
		150,119

Communications Equipment-3.2%
2,200	Cisco Systems, Inc. (a)	56,210
950	QUALCOMM, Inc. (a)	61,322
		117,532

Computers & Peripherals-3.3%
145	Apple, Inc.	65,612
2,100	EMC Corp.	54,915
		120,527

Construction & Engineering-1.3%
4,000	Aecon Group, Inc.	46,188

Diversified Financial Services-0.9%
600	Citigroup, Inc. (a)	31,284

Electrical Equipment-0.8%
800	AZZ, Inc.	30,264

Energy Equipment & Services-2.8%
700	Bristow Group, Inc. (a)	47,607
650	Schlumberger, Ltd. (a)	52,865
		100,472

Food & Staples Retailing-1.5%
1,100	Walgreen Co. (a)	55,275

Food Products-3.0%
1,000	General Mills, Inc. (a)	52,000

Shares	Security Description	Value

500	The J.M. Smucker Co. (a)	$56,260
		108,260

Gas Utilities-1.5%
1,200	Atmos Energy Corp.	53,088

Health Care Equipment & Supplies-1.4%
500	Becton, Dickinson & Co. (a)	51,860

Health Care Providers & Services-4.2%
900	Aetna, Inc. (a)	57,753
800	AmerisourceBergen Corp.	46,616
1,150	Patterson Cos., Inc.	47,023
		151,392

Household Products-2.5%
475	Energizer Holdings, Inc.	48,355
550	The Procter & Gamble Co. (a)	44,165
		92,520

Industrial Conglomerates-1.1%
350	3M Co. (a)	41,101

Insurance-2.6%
2,500	Tower Group International, Ltd.	54,675
1,100	Validus Holdings, Ltd.	38,973
		93,648

IT Services-2.5%
250	International Business Machines Corp. (a)	48,760
250	Visa, Inc.-Class A (a)	44,253
		93,013

Life Sciences Tools & Services-1.5%
1,250	Agilent Technologies, Inc.	55,913

Machinery-2.3%
500	Dover Corp. (a)	42,820
430	Snap-On, Inc. (a)	40,786
		83,606

Media-4.7%
1,050	CBS Corp.-Class B (a)	55,482
1,300	Comcast Corp.-Class A (a)	58,604
2,000	SES SA	58,801
		172,887

Metals & Mining-1.6%
700	Kaiser Aluminum Corp.	45,675
1,000	Vale SA-ADR (a)	13,720
		59,395

Multi-Utilities-2.7%
1,750	CMS Energy Corp.	48,983
1,650	Xcel Energy, Inc. (a)	49,417
		98,400

Oil, Gas & Consumable Fuels-5.7%
400	Chevron Corp. (a)	50,356
880	Devon Energy Corp.	48,409

Shares	Security Description	Value

650	Occidental Petroleum Corp. (a)	$57,882
1,650	Suncor Energy, Inc. (a)	52,190
		208,837

Pharmaceuticals-4.0%
1,200	AbbVie, Inc.	54,576
1,400	Mylan, Inc. (b)	46,984
1,100	Teva Pharmaceutical Industries, Ltd.-ADR (a)	43,670
		145,230

Real Estate Investment Trusts-6.9%
700	American Tower Corp. (a)	49,553
2,200	Apollo Commercial Real Estate Finance, Inc.	35,266
2,000	Colony Financial, Inc. (a)	40,560
1,500	Corrections Corp. of America	49,575
5,900	New Residential Investment Corp.	39,117
3,700	Two Harbors Investment Corp.	37,111
		251,182

Real Estate Management & Development-1.2%
2,200	Altisource Residential Corp. (b)	42,174

Road & Rail-1.0%
2,100	Marten Transport, Ltd. (a)	36,036

Semiconductors & Semiconductor Equipment-4.2%
1,500	Avago Technologies, Ltd. (a)	55,020
2,000	Intel Corp. (a)	46,600
1,250	Linear Technology Corp. (a)	50,700
		152,320

Software-3.2%
1,350	Microsoft Corp. (a)	42,971
1,700	Oracle Corp. (a)	54,995
1,300	Totvs SA	20,514
		118,480

Specialty Retail-2.6%
1,100	Dick’s Sporting Goods, Inc. (a)	56,551
1,000	Rent-A-Center, Inc.	39,990
		96,541

Textiles, Apparel & Luxury Goods-2.7%
720	NIKE, Inc.-Class B (a)	45,302
270	VF Corp. (a)	53,190
		98,492

Thrifts & Mortgage Finance-1.0%
1,600	Territorial Bancorp, Inc.	36,384

Water Utilities-1.4%
1,200	American Water Works Co., Inc.	51,216

	Total Common Stocks (Cost $2,738,118)	3,354,860

Principal Amount

Short-Term Investments-9.0%
$330,000	State Street Eurodollar Time Deposit, 0.01%	330,000

	Total Short-Term Investments (Cost $330,000)	330,000

	Total Investments (Cost $3,068,118)-101.0%	3,684,860
	Liabilities in Excess of Other Assets-(1.0)%	(36,321)

	TOTAL NET ASSETS 100.0%	$3,648,539

Percentages are stated as a percent of net assets.

(a) All or a portion of the security is available to serve as collateral on the line of credit.

(b) Non-income producing security.

ADR-American Depositary Receipt

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Financial Services Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-90.5%

Capital Markets-15.5%
12,500	Apollo Global Management LLC-Class A	$334,000
25,000	BGC Partners, Inc.-Class A (a)	157,000
131,000	China Galaxy Securities Co., Ltd.-Class H (b)	76,854
52,033	Cowen Group, Inc.-Class A (a)(b)	168,067
1,651	Deutsche Bank AG	74,469
18,500	GFI Group, Inc. (a)	74,000
4,451	Gleacher & Co., Inc. (b)	60,222
12,003	JMP Group, Inc.	85,221
17,900	KKR & Co. LP	366,055
4,869	LPL Financial Holdings, Inc.	185,314
4,443	Manning & Napier, Inc.	79,752
500	Oaktree Capital Group LLC	26,995
13,200	Och-Ziff Capital Management Group, LLC-Class A (a)	149,160
1,705	SWS Group, Inc. (b)	10,162
20,000	The Blackstone Group LP (a)	451,000
20,000	The Carlyle Group LP	559,800
26,340	WisdomTree Investments, Inc. (b)	341,103
		3,199,174

Commercial Banks-35.4%
4,150	1st Constitution Bancorp (b)	39,798
45,165	1st United Bancorp, Inc. (a)	351,384
3,316	American River Bankshares (a)(b)	29,512
15,000	Bancorp, Inc. (b)	225,000
52,381	Bank of Commerce Holdings	276,572
5,000	Bank of Georgia Holdings PLC	135,391
13,428	Barclays PLC	58,810
8,244	BNC Bancorp	109,398
106,783	Carolina Trust Bank (b)	294,187
12,493	Centerstate Banks, Inc.	123,181
36,627	Citizens First Corp. (b)	373,962
7,095	Comerica, Inc.	301,821
6,700	Community National Bank of the Lakeway Area (a)(b)(c)	20,770
4,000	ConnectOne Bancorp, Inc. (b)	127,440
9,786	Cordia Bancorp, Inc. (b)	39,340
5,000	County Commerce Bank (b)	76,375
15,000	CU Bancorp (b)	266,250
20,000	First Business Financial Services, Inc.	658,600
1,000	First Internet Bancorp	24,560
20,000	Grupo Financiero Banorte SAB de CV-Class O	126,159
1,000	Hancock Holding Co.	32,760
5,000	Intervest Bancshares Corp.-Class A (b)	37,000
500	Manhattan Bancorp (b)	1,888
2,200	MetroCorp Bancshares, Inc.	23,540
10,200	New Century Bancorp, Inc. (a)(b)	66,504
25,000	Nordea Bank AB	316,616
400	North Valley Bancorp (b)	6,960
4,000	OFG Bancorp	73,880
2,375	Old Point Financial Corp.	30,899
14,644	Pacific Mercantile Bancorp (a)(b)	90,793
48,276	Pacific Premier Bancorp, Inc. (a)(b)	629,036
2,500	Plaza Bank (b)	8,188
5,555	Powszechna Kasa Oszczednosci Bank Polski SA	64,654
75,000	Republic First Bancorp, Inc. (a)(b)	252,000
3,120	SB Financial Group, Inc. (a)	24,648
5,000	Seacoast Commerce Bank (b)	30,500
2,000	Security California Bancorp (b)	19,300

Shares	Security Description	Value

2,000	Shore Bancshares, Inc. (b)	$15,840
38,750	Southern National Bancorp of Virginia, Inc. (a)	384,012
2,000	Stonegate Bank	37,600
8,000	Summit State Bank (a)	80,640
277,347	Synovus Financial Corp. (a)	923,566
3,000	Texas Capital Bancshares, Inc. (b)	136,470
2,551	Valley Commerce Bancorp (c)	34,183
29,635,132	VTB Bank OJSC	42,971
62,000	VTB Bank OJSC-GDR (b)(c)(d)	175,212
2,000	Westamerica BanCorp.	95,980
658	Yadkin Financial Corp. (b)	10,258
		7,304,408

Commercial Services & Supplies-0.3%
5,000	Multiplus SA	67,657

Consumer Finance-5.0%
7,158	Capital One Financial Corp.	494,045
2,000	Credit Acceptance Corp. (b)	224,980
500	DFC Global Corp. (b)	7,745
1,000	Discover Financial Services	49,510
2,591	Ezcorp, Inc.-Class A (b)	46,845
1,000	Green Dot Corp.-Class A (a)(b)	23,280
25,000	Imperial Holdings, Inc. (a)(b)	185,250
		1,031,655

Diversified Financial Services-6.1%
7,124	BM&F Bovespa SA	38,409
1,100	BTG Pactual Participations, Ltd.	13,289
3,325	CME Group, Inc. (a)	245,984
162,000	Dubai Financial Market (b)	88,211
3,115	IntercontinentalExchange, Inc. (b)	568,332
2,000	NYSE Euronext (a)	84,320
7,000	The NASDAQ OMX Group, Inc. (a)	226,800
		1,265,345

Household Durables-2.6%
20,000	UCP, Inc.-Class A (b)	284,000
14,764	WCI Communities, Inc. (b)	250,250
		534,250

Insurance-6.2%
30,000	Atlas Financial Holdings, Inc. (b)	309,300
58,272	BB Seguridade Participacoes SA (b)	471,009
2,667	Crawford & Co.-Class B	20,963
26,515	esure Group PLC (b)	119,273
9,000	Health Insurance Innovations, Inc.-Class A (b)	109,170
5,700	The Phoenix Co., Inc. (b)	243,219
		1,272,934

IT Services-1.0%
1,000	VeriFone Systems, Inc. (b)	19,070
1,000	Visa, Inc.-Class A	177,010
		196,080

Real Estate Investment Trusts-8.3%
2,000	American Capital Agency Corp.	45,060
5,000	American Residential Properties, Inc. (b)	87,700
10,000	Ashford Hospitality Trust, Inc.	116,700
18,817	Cousins Properties, Inc.	192,874
8,500	Government Properties Income Trust	214,795

Shares	Security Description	Value

28,125	Kite Realty Group Trust	$162,281
1,500	Plum Creek Timber Co., Inc.	73,170
20,000	Rexford Industrial Realty, Inc. (b)	280,600
7,407	Select Income REIT	199,841
6,557	Silver Bay Realty Trust Corp.	105,502
7,954	Weyerhaeuser Co.	225,894
		1,704,417

Real Estate Management & Development-0.6%
7,249	Daiwa House Industry Co., Ltd.	133,489

Software-0.3%
3,000	RealPage, Inc. (b)	60,480

Thrifts & Mortgage Finance-8.4%
17,105	Alliance Bancorp, Inc. of Pennsylvania (a)	252,812
4,000	Astoria Financial Corp.	48,800
5,895	Banc of California, Inc.	86,774
10,000	Bank Mutual Corp.	62,100
2,000	Cape Bancorp, Inc.	18,760
126,234	Central Federal Corp. (b)	189,351
2,500	Dime Community Bancshares, Inc.	43,875
500	First Defiance Financial Corp.	13,200
6,000	Flagstar Bancorp, Inc. (b)	98,400
8,823	HopFed Bancorp, Inc.	98,024
15,000	Jefferson Bancshares, Inc. (b)	86,850
1,000	LSB Financial Corp.	24,700
4,466	Meta Financial Group, Inc.	131,390
1,000	Ocean Shore Holding Co.	15,000
23,751	Provident Financial Holdings, Inc. (a)	415,642
5,000	Provident New York Bancorp	54,250
11,000	Riverview Bancorp, Inc. (b)	28,600
1,000	TF Financial Corp.	27,140
6,752	United Community Financial Corp. (b)	31,194
		1,726,862

Trading Companies & Distributors-0.8%
4,652	Fly Leasing, Ltd.-ADR	67,175
2,769	Textainer Group Holdings, Ltd.	97,995
		165,170

	Total Common Stocks (Cost $17,038,973)	18,661,921

Preferred Stocks-0.1%

Commercial Banks-0.1%
13,000	Banco Industrial e Comercial SA	20,970

	Total Preferred Stocks (Cost $92,416)	20,970

Investment Companies-1.4%

3,300	Direxion Daily Financial Bear 3X Shares (b)	95,337
1,000	ProShares UltraShort 20+ Year Treasury (b)	75,300
5,200	ProShares UltraShort Financials (b)	108,264

	Total Investment Companies (Cost $575,947)	278,901

Principal Amount

Short-Term Investments-8.4%
$1,732,000	State Street Eurodollar Time Deposit, 0.01%	1,732,000

	Total Short-Term Investments (Cost $1,732,000)	1,732,000

	Total Investments (Cost $19,439,336)-100.4%	20,693,792
	Liabilities in Excess of Other Assets-(0.4)%	(77,892)

	TOTAL NET ASSETS 100.0%	$20,615,900

Percentages are stated as a percent of net assets.

(a) All or a portion of the security is available to serve as collateral on the line of credit.

(b) Non-income producing security.

(c) Illiquid security.

(d) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.8% of the Fund’s net assets.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

OJSC-Open Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Innovators Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-88.3%

Aerospace & Defense-1.9%
10,000	Aerovironment, Inc. (a)	$226,100

Biotechnology-3.2%
12,500	ARIAD Pharmaceuticals, Inc. (a)	232,250
5,000	Myriad Genetics, Inc. (a)(b)	148,350
		380,600

Chemicals-1.7%
2,000	Westlake Chemical Corp.	208,040

Commercial Banks-2.3%
8,000	SunTrust Banks, Inc.	278,320

Commercial Services & Supplies-2.2%
15,000	Abtech Holdings, Inc. (a)	9,330
8,000	Copart, Inc. (a)	260,080
		269,410

Communications Equipment-1.3%
2,500	QUALCOMM, Inc.	161,375

Computers & Peripherals-4.1%
800	Apple, Inc.	362,000
5,000	Hewlett-Packard Co. (b)	128,400
		490,400

Diversified Financial Services-2.5%
4,000	CME Group, Inc. (b)	295,920

Diversified Telecommunication Services-0.5%
4,000	magicJack VocalTec, Ltd. (a)	61,440

Electronic Equipment, Instruments & Components-8.6%
11,000	FLIR Systems, Inc. (b)	357,170
12,434	InvenSense, Inc. (a)	219,833
3,000	IPG Photonics Corp.	182,700
6,000	Oxford Instruments PLC	130,067
5,000	Trimble Navigation, Ltd. (a)	142,700
		1,032,470

Energy Equipment & Services-0.4%
25,000	Electromagnetic GeoServices (a)	39,455
10,833	Polarcus, Ltd. (a)	9,055
		48,510

Health Care Equipment & Supplies-3.4%
10,000	Endologix, Inc. (a)	156,300
400	Intuitive Surgical, Inc. (a)	155,200
5,000	MAKO Surgical Corp. (a)	70,200
5,000	Synergetics U.S.A., Inc. (a)	21,850
		403,550

Health Care Providers & Services-4.9%
6,000	MEDNAX, Inc. (a)	584,520

Shares	Security Description	Value

Health Care Technology-1.2%
3,228	Allscripts Healthcare Solutions, Inc. (a)	$51,035
4,000	Quality Systems, Inc. (b)	91,480
		142,515

Household Durables-1.6%
3,000	Garmin, Ltd.	120,240
15,000	Zagg, Inc. (a)	67,950
		188,190

Internet & Catalog Retail-11.0%
40	Amazon.com, Inc. (a)	12,049
1,500	priceline.com, Inc. (a)	1,313,505
		1,325,554

Internet Software & Services-5.8%
700	Google, Inc.-Class A (a)	621,320
2,500	Liquidity Services, Inc. (a)	71,250
		692,570

Life Sciences Tools & Services-7.9%
1,000	Bio-Rad Laboratories, Inc.-Class A (a)(b)	121,990
11,000	Life Technologies Corp. (a)	820,600
		942,590

Machinery-9.7%
1,500	Chart Industries, Inc. (a)	170,550
8,100	Flowserve Corp.	459,108
5,000	Proto Labs, Inc. (a)	338,350
6,000	Westport Innovations, Inc. (a)	196,500
		1,164,508

Semiconductors & Semiconductor Equipment-1.7%
6,000	Veeco Instruments, Inc. (a)	208,560

Software-12.4%
16,400	ANSYS, Inc. (a)(b)	1,309,376
10,000	Callidus Software, Inc. (a)	66,700
20,600	Mitek Systems, Inc. (a)	118,244
		1,494,320

	Total Common Stocks (Cost $7,366,933)	10,599,462

Principal Amount

Short-Term Investments-12.0%
$1,436,000	State Street Eurodollar Time Deposit, 0.01%	1,436,000

	Total Short-Term Investments (Cost $1,436,000)	1,436,000

	Total Investments (Cost $8,802,933)-100.3%	12,035,462
	Liabilities in Excess of Other Assets-(0.3)%	(34,553)

	TOTAL NET ASSETS 100.0%	$12,000,909

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is available to serve as collateral on the line of credit.

PLC-Public Limited Company

Alpine Transformations Fund

Schedule of Portfolio Investments
July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.8%

Aerospace & Defense-1.7%
5,000	Aerovironment, Inc. (a)(b)	$113,050

Chemicals-10.8%
10,000	Clariant AG (a)	156,357
2,500	Eastman Chemical Co.	201,075
17,000	Flotek Industries, Inc. (a)	332,860
500	Koninklijke DSM NV	35,121
		725,413

Commercial Banks-1.3%
1,991	Wells Fargo & Co.	86,608

Commercial Services & Supplies-8.1%
15,000	Abtech Holdings, Inc. (a)	9,330
7,500	Deluxe Corp.	307,575
12,000	RR Donnelley & Sons Co.	227,880
		544,785

Computers & Peripherals-7.4%
700	Apple, Inc.	316,750
7,758	Cray, Inc. (a)(b)	179,753
		496,503

Diversified Financial Services-2.2%
10,000	Bank of America Corp. (b)	146,000

Electronic Equipment, Instruments & Components-1.1%
3,500	Oxford Instruments PLC	75,872

Energy Equipment & Services-5.4%
2,000	CARBO Ceramics, Inc.	175,720
25,000	Electromagnetic GeoServices (a)	39,455
2,000	National Oilwell Varco, Inc.	140,340
10,833	Polarcus, Ltd. (a)	9,056
		364,571

Food & Staples Retailing-2.2%
3,000	Weis Markets, Inc.	150,660

Health Care Equipment & Supplies-3.3%
2,000	Edwards Lifesciences Corp. (a)(b)	142,760
100	Intuitive Surgical, Inc. (a)	38,800
10,000	Synergetics U.S.A., Inc. (a)	43,700
		225,260

Household Durables-7.0%
5,000	Garmin, Ltd.	200,400
3,200	Helen of Troy, Ltd. (a)	135,936
3,000	Jarden Corp. (a)	136,410
		472,746

Household Products-0.8%
2,000	Orchids Paper Products Co.	54,240

Shares	Security Description	Value

Internet & Catalog Retail-5.2%
400	priceline.com, Inc. (a)	$350,268

Internet Software & Services-3.9%
200	Google, Inc.-Class A (a)	177,520
3,000	Liquidity Services, Inc. (a)	85,500
		263,020

Machinery-17.4%
1,500	Chart Industries, Inc. (a)	170,550
2,000	GEA Group AG	82,522
1,500	Ingersoll-Rand PLC	91,575
7,000	Manitex International, Inc. (a)	80,780
3,500	Proto Labs, Inc. (a)	236,845
3,000	Snap-On, Inc.	284,550
1,500	Timken Co.	87,630
13,000	Wabash National Corp. (a)	139,490
		1,173,942

Metals & Mining-1.5%
3,500	Freeport-McMoRan Copper & Gold, Inc.	98,980

Multi-Utilities-1.1%
10,000	Just Energy Group, Inc.	70,879

Oil, Gas & Consumable Fuels-4.7%
372	Apache Corp. (b)	29,853
10,000	Emerald Oil, Inc. (a)	72,000
2,500	HollyFrontier Corp.	113,875
1,500	Murphy Oil Corp.	101,580
		317,308

Paper & Forest Products-3.5%
1,300	Domtar Corp.	90,363
3,000	International Paper Co.	144,930
		235,293

Real Estate Investment Trusts-0.7%
1,102	Walter Investment Management Corp. (a)	43,848

Road & Rail-1.2%
500	AMERCO	83,160

Software-3.2%
15,000	Callidus Software, Inc. (a)	100,050
20,600	Mitek Systems, Inc. (a)	118,244
		218,294

Specialty Retail-2.8%
3,500	Best Buy Co., Inc.	105,315
2,000	Rent-A-Center, Inc.	79,980
		185,295

Trading Companies & Distributors-1.3%
1,500	United Rentals, Inc. (a)	85,980

	Total Common Stocks (Cost $5,465,233)	6,581,975

Short-Term Investments-2.8%
$184,000	State Street Eurodollar Time Deposit, 0.01%	184,000

	Total Short-Term Investments (Cost $184,000)	184,000

	Total Investments (Cost $5,649,233)-100.6%	6,765,975
	Liabilities in Excess of Other Assets-(0.6)%	(37,747)

	TOTAL NET ASSETS 100.0%	$6,728,228

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) All or a portion of the security is available to serve as collateral on the line of credit.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company

Alpine Foundation Fund

Schedule of Portfolio Investments
July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-71.4%

Aerospace & Defense-2.3%
15,000	The Boeing Co.	$1,576,500

Capital Markets-0.3%
2,000	Ameriprise Financial, Inc.	178,000

Chemicals-3.0%
20,000	E.I. duPont de Nemours & Co.	1,153,800
12,000	Eastman Chemical Co.	965,160
		2,118,960

Commercial Banks-4.8%
5,000	PNC Financial Services Group, Inc.	380,250
5,000	Signature Bank (a)	457,750
8,675	Southside Bancshares, Inc.	216,788
16,670	Sun Bancorp, Inc. (a)	55,345
7,293	Susquehanna Bancshares, Inc.	96,997
44,728	Valley National Bancorp	462,935
10,000	Washington Trust Bancorp, Inc.	323,400
34,501	Webster Financial Corp.	939,807
10,432	Wells Fargo & Co.	453,792
		3,387,064

Commercial Services & Supplies-1.6%
20,000	Deluxe Corp.	820,200
10,888	Iron Mountain, Inc.	302,686
		1,122,886

Computers & Peripherals-1.8%
2,000	Apple, Inc.	905,000
14,000	Hewlett-Packard Co.	359,520
		1,264,520

Consumer Finance-0.5%
5,000	Capital One Financial Corp.	345,100

Diversified Financial Services-7.5%
63,041	Bank of America Corp.	920,399
14,367	Citigroup, Inc.	749,095
10,000	CME Group, Inc.	739,800
45,600	JPMorgan Chase & Co.	2,541,288
20,406	Medallion Financial Corp.	307,926
		5,258,508

Diversified Telecommunication Services-0.7%
66,185	TeliaSonera AB	479,267

Electric Utilities-1.5%
4,900	American Electric Power Co., Inc.	227,115
10,000	First Energy Corp.	380,700
17,800	Hawaiian Electric Industries, Inc.	474,548
		1,082,363

Electrical Equipment-0.5%
4,300	Preformed Line Products Co.	313,685

Shares	Security Description	Value

Food & Staples Retailing-3.3%
15,000	CVS Caremark Corp.	$922,350
25,000	Safeway, Inc.	644,750
15,000	Walgreen Co.	753,750
		2,320,850

Gas Utilities-0.3%
5,400	Northwest Natural Gas Co.	237,276

Health Care Equipment & Supplies-1.3%
8,600	Becton, Dickinson & Co.	891,992

Health Care Providers & Services-0.7%
4,000	McKesson Corp.	490,640

Household Durables-1.4%
28,000	Lennar Corp.-Class A	948,360

Household Products-1.4%
8,000	Colgate-Palmolive Co.	478,960
10,000	Orchids Paper Products Co.	271,200
3,000	The Clorox Co.	257,820
		1,007,980

Industrial Conglomerates-2.6%
74,600	General Electric Co.	1,818,002

Insurance-1.1%
5,000	The Chubb Corp.	432,500
10,000	Validus Holdings, Ltd.	354,300
		786,800

IT Services-3.3%
5,000	Accenture PLC-Class A	369,050
10,000	International Business Machines Corp.	1,950,400
		2,319,450

Machinery-1.4%
5,000	Caterpillar, Inc.	414,550
9,000	Joy Global, Inc.	445,500
10,000	Wabash National Corp. (a)	107,300
		967,350

Media-1.4%
7,692	CBS Corp.-Class B	406,445
20,000	Cinemark Holdings, Inc.	582,400
		988,845

Multi-Utilities-0.5%
50,000	Just Energy Group, Inc.	354,396

Multiline Retail-0.7%
10,000	Macy’s, Inc.	483,400

Oil, Gas & Consumable Fuels-4.1%
9,000	Cenovus Energy, Inc.	266,400
51,500	CONSOL Energy, Inc.	1,598,045
5,000	Murphy Oil Corp.	338,600
17,547	World Fuel Services Corp.	679,771
		2,882,816

Shares	Security Description	Value

Paper & Forest Products-0.5%
5,000	Domtar Corp.	$347,550

Pharmaceuticals-4.9%
7,000	Abbott Laboratories	256,410
7,000	AbbVie, Inc.	318,360
27,000	Johnson & Johnson	2,524,500
8,000	Teva Pharmaceutical Industries, Ltd.-ADR	317,600
		3,416,870

Real Estate Investment Trusts-12.1%
10,000	American Capital Agency Corp.	225,300
4,000	American Tower Corp.	283,160
13,000	Boston Properties, Inc.	1,390,350
100,000	CBL & Associates Properties, Inc.	2,277,000
13,804	DDR Corp.	235,772
5,669	ProLogis, Inc.	217,463
976	Silver Bay Realty Trust Corp.	15,704
23,823	Simon Property Group, Inc.	3,813,109
		8,457,858

Real Estate Management & Development-1.0%
15,000	Alexander & Baldwin, Inc. (a)	664,350

Road & Rail-0.5%
2,000	AMERCO	332,640

Specialty Retail-0.9%
5,000	Brown Shoe Co., Inc.	118,850
9,000	Williams-Sonoma, Inc.	529,740
		648,590

Textiles, Apparel & Luxury Goods-2.1%
5,000	PVH Corp.	658,950
4,000	VF Corp.	788,000
		1,446,950

Thrifts & Mortgage Finance-0.3%
15,000	People’s United Financial, Inc.	225,000

Trading Companies & Distributors-1.1%
3,000	WW Grainger, Inc.	786,420

	Total Common Stocks (Cost $40,283,660)	49,951,238

Principal Amount

Bonds-22.3%

U.S. Treasury Bonds-22.3%
$6,000,000	6.000%, 02/15/2026	7,949,064
4,000,000	5.250%, 11/15/2028	5,001,248
3,000,000	3.000%, 05/15/2042	2,662,968
		15,613,280

	Total Bonds (Cost $14,841,130)	15,613,280

Short-Term Investments-6.0%
$4,215,000	State Street Eurodollar Time Deposit, 0.01%	4,215,000

	Total Short-Term Investments (Cost $4,215,000)	4,215,000

Security Description	Value

Total Investments (Cost $59,339,790)-99.7%	$69,779,518
Other Assets in Excess of Liabilities-0.3%	200,554

TOTAL NET ASSETS 100.0%	$69,980,072

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
AB-Aktiebolag is the Swedish equivalent of a corporation.
ADR-American Depositary Receipt
PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

1.	ORGANIZATION:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware Statutory Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Innovators Fund, Alpine Transformations Fund and Alpine Foundation Fund are six separate funds of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Innovators Fund, Alpine Transformations Fund, and Alpine Foundation Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees (the “Board”). In computing the Funds’ net asset values, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 —	quoted prices in active markets for identical investments

•	Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.)

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

	Valuation Inputs
Dynamic Dividend Fund	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$27,780,387	$1,528,342	$-	$29,308,729
Consumer Staples	27,330,277	-	-	27,330,277
Energy	17,356,861	-	-	17,356,861
Financials	55,796,023	1,211,661	-	57,007,684
Health Care	27,225,232	-	-	27,225,232
Industrials	33,834,969	-	-	33,834,969
Information Technology	30,300,420	-	-	30,300,420
Materials	7,544,923	2,985,305	-	10,530,228
Telecommunication Services	8,198,320	-	-	8,198,320
Utilities	10,945,487	-	-	10,945,487
Equity-Linked Structured Notes	-	5,187,719	-	5,187,719
Convertible Bonds
Consumer Discretionary	-	105,803	-	105,803
Total	$246,312,899	$11,018,830	$-	$257,331,729

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$-	$363,622	$-	$363,622
Liabilities
Forward Currency Contracts	-	(17,161)	-	(17,161)
Total	$-	$346,461	$-	$346,461

	Valuation Inputs
Accelerating Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$3,354,860	$-	$-	$3,354,860
Short-Term Investments	-	330,000	-	330,000
Total	$3,354,860	$330,000	$-	$3,684,860

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

	Valuation Inputs
Financial Services Fund	Level 1	Level 2	Level 3	Total Value
Common Stocks
Capital Markets	$3,199,174	$-	$-	$3,199,174
Commercial Banks	7,129,196	175,212	-	7,304,408
Commercial Services & Supplies	67,657	-	-	67,657
Consumer Finance	1,031,655	-	-	1,031,655
Diversified Financial Services	1,265,345	-	-	1,265,345
Household Durables	534,250	-	-	534,250
Insurance	1,272,934	-	-	1,272,934
IT Services	196,080	-	-	196,080
Real Estate Investment Trusts	1,704,417	-	-	1,704,417
Real Estate Management & Development	133,489	-	-	133,489
Software	60,480	-	-	60,480
Thrifts & Mortgage Finance	1,726,862	-	-	1,726,862
Trading Companies & Distributors	165,170	-	-	165,170
Preferred Stocks	20,970	-	-	20,970
Investment Companies	278,901	-	-	278,901
Short-Term Investments	-	1,732,000	-	1,732,000
Total	$18,786,580	$1,907,212	$-	$20,693,792

	Valuation Inputs
Innovators Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$10,599,462	$-	$-	$10,599,462
Short-Term Investments	-	1,436,000	-	1,436,000
Total	$10,599,462	$1,436,000	$-	$12,035,462

	Valuation Inputs
Transformations Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$6,581,975	$-	$-	$6,581,975
Short-Term Investments	-	184,000	-	184,000
Total	$6,581,975	$184,000	$-	$6,765,975

	Valuation Inputs
Foundations Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$49,951,238	$-	$-	$49,951,238
Bonds	-	15,613,280	-	15,613,280
Short-Term Investments	-	4,215,000	-	4,215,000
Total	$49,951,238	$19,828,280	$-	$69,779,518

* For detailed sector descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Dynamic
Dividend
Fund
Balance as of October 31, 2012	$287,601
Realized loss	(5,816,758)
Change in unrealized appreciation	5,701,473
Purchases	-
Sales	(172,316)
Transfers in to Level 3*	-
Transfers out of Level 3*	-
Balance as of July 31, 2013	$-
Change in net unrealized appreciation on Level 3 holdings held at period end	$-

* The Funds recognize transfers at the beginning of the year.

Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for Federal income tax purposes at July 31, 2013 was as follows*:

Dynamic Dividend Fund
Cost of investments	$234,028,760
Gross unrealized appreciation	33,014,526
Gross unrealized depreciation	(9,711,557)
Net unrealized appreciation	$23,302,969

Accelerating Dividend Fund
Cost of investments	$3,068,118
Gross unrealized appreciation	690,863
Gross unrealized depreciation	(74,121)
Net unrealized appreciation	$616,742

Financial Services Fund
Cost of investments	$19,439,336
Gross unrealized appreciation	3,208,355
Gross unrealized depreciation	(1,953,899)
Net unrealized appreciation	$1,254,456

Innovators Fund
Cost of investments	$8,802,933
Gross unrealized appreciation	3,876,869
Gross unrealized depreciation	(644,340)
Net unrealized appreciation	$3,232,529

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Transformations Fund
Cost of investments	$5,649,233
Gross unrealized appreciation	1,523,187
Gross unrealized depreciation	(406,445)
Net unrealized appreciation	$1,116,742

Foundation Fund
Cost of investments	$59,339,790
Gross unrealized appreciation	16,042,897
Gross unrealized depreciation	(5,603,169)
Net unrealized appreciation	$10,439,728

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Distributions to Shareholders: Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax- basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Foreign Currency Translation Transactions: Each of the Dynamic Dividend, Accelerating Dividend, Financial Services and Transformations Funds may invest without limitation in foreign securities. The Innovators and Foundation Fund may invest up to 20% and 15%, respectively, of the value of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statement of Operations.

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities. The Dynamic Dividend held 2 equity-linked structured notes at July 31, 2013

Forward Currency Contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The following forward currency contracts were held at July 31, 2013:

Dynamic Dividend Fund

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Swiss Franc	09/18/13	10,000,000	CHF	$10,883,169	$10,809,474	$73,695
British Pound	09/18/13	6,500,000	GBP	10,174,905	9,884,978	289,927
Japanese Yen	10/30/13	805,000,000	JPY	8,208,573	8,225,734	(17,161)
					$28,920,186	$346,461

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Series Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date      September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 26, 2013

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date      September 26, 2013

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.